Note 11 - Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement indemnities	€ 2,076	€ 2,004
Provision for warranty costs	449	548	€ 576
Accruals for payroll and associated taxes	611	1,311
Conditional government advances	1,039	267
Value added tax payable	125	182
Advances received from customers	108	115
Provision for Asset Retirement Obligation (Japan)	100	80
Provision for employee termination indemnities (Italy)	349	320
Others	360	307
Total	5,217	5,134
Less non-current portion	(3,681)	(2,818)
Other accrued liabilities	€ 1,536	€ 2,316